LEASES - Component of Aggregate Investment in Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Minimum lease payments	$ 10,164	$ 9,627
Unearned lease income	(7,323)	(7,006)
Lease receivable	2,841	2,621
Expected credit loss provision	(59)	(76)
Present value of unguaranteed residual value	28	24
Sales-type lease, net investment in lease, before allowance for credit loss	2,810	2,569
Current portion included in Other current assets (Note 8)	(333)	(306)
Sales-type lease, net investment in lease, before allowance for credit loss, noncurrent	2,477	2,263
Currency Translation Adjustments
Lessee, Lease, Description [Line Items]
Expected credit loss provision	$ 6	$ 0